REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	¥ 620,953	¥ 635,910	¥ 579,650
Revenue, Practical Expedient [Abstract]
Adoption of practical expedient for incremental cost to obtain a contract	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Information and analytics services
Disaggregation of Revenue [Line Items]
Revenues	¥ 311,855	303,352	268,548
Data services
Disaggregation of Revenue [Line Items]
Revenues	187,353	166,264	138,643
Analytics services
Disaggregation of Revenue [Line Items]
Revenues	124,502	137,088	129,905
Marketplace services
Disaggregation of Revenue [Line Items]
Revenues	309,098	332,558	311,102
Promotion services
Disaggregation of Revenue [Line Items]
Revenues	¥ 309,098	301,962	244,154
Listing services
Disaggregation of Revenue [Line Items]
Revenues		¥ 30,596	¥ 66,948